Pension And Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Combined net pension and postretirement cost		$ 7,288	$ 3,750	$ 2,253
Discount rate for determining projected benefit obligation		5.30%	5.80%	6.50%
Decrease in discount rate over prior year		0.50%	0.70%
Expected long-term rate of return on plan assets	8.25%	8.25%	8.50%	8.50%
Percentage decrease in the expected long-term rate of return used to report the impact of change on future combined net pension and postretirement cost	1.00%
Combined net pension and postretirement cost impact of a 1% decrease in the actual long-term rate of return	525
Composite rate of compensation increase for determining projected benefit obligation and net pension cost		4.00%	4.00%	4.00%
Estimated annual growth rate for administrative expenses		3.00%	3.00%	3.00%
Estimated annual growth rate for dental claims		3.00%	3.00%	3.00%
Estimated annual health care cost trend rate for prior and current year	5.00%	5.00%
Supplemental retirement plan - projected benefit obligation		2,294	2,270
Percentage of pension plan assets comprised of AT&T common stock		0.50%
Deferred compensation expense		96	96	95
Deferred compensation liability included in other noncurrent liabilities		1,020	1,003
Benefit cost of the contributory savings plans		636	607	586
Percentage of postretirement plan assets (in VEBA Trust) comprised of AT&T common stock		1.50%
Actuarial gains (losses) resulting from better-than-expected healthcare claims costs		1,432	1,263
Pension Benefit [Member]
Amounts included in accumulated OCI - Prior service cost		149	164
Accumulated benefit obligation for pension plans		53,640	51,915
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	15
Increase in plan benefit obligation as a result of the decreased discount rate		3,384	3,995
Amortization of prior service cost (credit)		(15)	(16)	58
Postretirement Benefit [Member]
Amounts included in accumulated OCI - Prior service cost		5,896	4,760
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	846
Increase in plan benefit obligation as a result of the decreased discount rate		2,114	2,817
Amortization of prior service cost (credit)		(694)	(624)	(469)
Supplemental Retirement Plans [Member]
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	1
Amortization of prior service cost (credit)		$ 2	$ 2	$ 5
Debt financed shares held By Employee Stock Ownership Plans		0